Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Aerospace & Defense - 5.2%
BWX Technologies, Inc.	177,155	$ 7,885,169
Hexcel Corp.	166,745	8,699,087

		16,584,256

Biotechnology - 4.4%
Seagen, Inc. (A)	102,496	13,786,737

Building Products - 4.0%
Fortune Brands Home & Security, Inc.	132,846	12,510,108

Capital Markets - 7.1%
Hamilton Lane, Inc., Class A	124,311	11,245,173
MarketAxess Holdings, Inc.	32,823	11,306,867

		22,552,040

Diversified Consumer Services - 2.5%
Chegg, Inc. (A)	295,125	7,811,959

Electronic Equipment, Instruments & Components - 4.6%
CDW Corp.	76,972	14,551,557

Food Products - 2.2%
Freshpet, Inc. (A)	74,579	6,938,084

Health Care Equipment & Supplies - 3.7%
ABIOMED, Inc. (A)	16,961	5,018,251
Align Technology, Inc. (A)	13,241	6,553,765

		11,572,016

Health Care Technology - 4.4%
Omnicell, Inc. (A)	92,326	13,861,826

Hotels, Restaurants & Leisure - 6.5%
Hilton Worldwide Holdings, Inc. (A)	83,153	12,066,332
Wingstop, Inc.	55,814	8,553,495

		20,619,827

Interactive Media & Services - 8.1%
Match Group, Inc. (A)	95,955	10,814,128
ZoomInfo Technologies, Inc. (A)	281,844	14,898,274

		25,712,402

IT Services - 8.7%
Gartner, Inc. (A)	57,457	16,886,038
Shift4 Payments, Inc., Class A (A) (B)	199,648	10,525,442

		27,411,480

Life Sciences Tools & Services - 6.2%
ICON PLC (A)	73,342	19,488,436

Professional Services - 6.1%
TransUnion	185,729	19,152,374

Semiconductors & Semiconductor Equipment - 5.8%
KLA Corp.	23,726	9,235,820
Synaptics, Inc. (A)	43,862	9,226,372

		18,462,192

Software - 13.7%
Avalara, Inc. (A)	117,053	12,831,350
Ceridian HCM Holding, Inc. (A)	137,672	10,438,291

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Palo Alto Networks, Inc. (A) (B)	19,622	$ 10,152,422
Varonis Systems, Inc. (A)	263,857	9,831,312

		43,253,375

Textiles, Apparel & Luxury Goods - 2.3%
Lululemon Athletica, Inc. (A)	21,656	7,227,907

Total Common Stocks (Cost $318,345,338)		301,496,576

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
Fixed Income Clearing Corp., 0.00% (C), dated 01/31/2022, to be repurchased at $14,452,165 on 02/01/2022. Collateralized by a U.S. Government Obligation, 1.75%, due 01/15/2028, and with a value of $14,741,291.	$ 14,452,165	14,452,165

Total Repurchase Agreement (Cost $14,452,165)		14,452,165

Total Investments (Cost $332,797,503)		315,948,741
Net Other Assets (Liabilities) - (0.1)%		(320,552)

Net Assets - 100.0%		$ 315,628,189

Transamerica Funds	Page 1

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$301,496,576	$—	$—	$301,496,576
Repurchase Agreement	—	14,452,165	—	14,452,165

Total Investments	$301,496,576	$14,452,165	$—	$315,948,741

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,449,872, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $17,830,137. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica Mid Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Mid Cap Growth (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3